UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 108.7%
Consumer Discretionary 19.7%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		145,000	134,488
AMC Entertainment, Inc.:
8.0%, 3/1/2014		355,000	344,350
8.75%, 6/1/2019		735,000	740,512
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		130,000	134,550
American Achievement Corp., 144A, 10.875%, 4/15/2016		180,000	144,000
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	251,813
8.375%, 11/15/2020		300,000	294,750
AutoNation, Inc., 6.75%, 4/15/2018		1,440,000	1,501,200
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		365,000	353,137
9.625%, 3/15/2018		160,000	163,600
Beazer Homes USA, Inc., 9.125%, 6/15/2018		95,000	65,906
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		695,000	701,950
Cablevision Systems Corp.:
7.75%, 4/15/2018		1,855,000	1,919,925
8.0%, 4/15/2020		85,000	89,038
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		520,000	408,200
11.25%, 6/1/2017		1,745,000	1,880,237
12.75%, 4/15/2018		190,000	167,675
CCH II LLC, 13.5%, 11/30/2016		640,000	739,200
CCO Holdings LLC:
7.0%, 1/15/2019		165,000	165,825
7.25%, 10/30/2017		690,000	711,562
7.875%, 4/30/2018		4,645,000	4,830,800
8.125%, 4/30/2020		95,000	100,463
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,075,000	2,158,000
Claire's Stores, Inc.:
8.875%, 3/15/2019		95,000	81,106
9.625%, 6/1/2015 (PIK)		84,150	72,159
Clear Channel Communications, Inc., 9.0%, 3/1/2021		100,000	80,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		115,000	121,900
Series B, 9.25%, 12/15/2017		175,000	187,250
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019		215,000	215,538
CSC Holdings LLC, 8.5%, 6/15/2015		1,250,000	1,337,500
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		95,000	83,363
DineEquity, Inc., 9.5%, 10/30/2018		665,000	689,937
DISH DBS Corp.:
6.625%, 10/1/2014		355,000	366,537
144A, 6.75%, 6/1/2021		110,000	110,825
7.125%, 2/1/2016		345,000	351,900
EH Holding Corp., 144A, 7.625%, 6/15/2021		335,000	333,325
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016		290,000	287,825
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		290,000	148
Ford Motor Co., 7.45%, 7/16/2031		260,000	285,057
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		370,000	370,000
144A, 7.125%, 9/1/2018		370,000	352,425
9.375%, 11/15/2017		320,000	344,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	217,800
Hertz Corp.:
144A, 6.75%, 4/15/2019		905,000	843,912
144A, 7.5%, 10/15/2018		1,195,000	1,171,100
8.875%, 1/1/2014		89,000	90,113
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		300,000	295,500
Lear Corp.:
7.875%, 3/15/2018		145,000	153,338
8.125%, 3/15/2020		150,000	160,125
Levi Strauss & Co., 7.625%, 5/15/2020		480,000	466,800
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	237,475
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		390,000	386,100
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		60,000	70,874
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		835,000	843,350
Mediacom LLC, 9.125%, 8/15/2019		530,000	535,300
MGM Resorts International:
7.5%, 6/1/2016		140,000	124,250
7.625%, 1/15/2017		390,000	353,925
9.0%, 3/15/2020		590,000	629,825
144A, 10.0%, 11/1/2016		160,000	161,600
10.375%, 5/15/2014		275,000	301,812
11.125%, 11/15/2017		345,000	384,675
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		95,000	96,900
National CineMedia LLC, 144A, 7.875%, 7/15/2021		360,000	340,200
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		100,000	101,875
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	592,100
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	277,162
Penske Automotive Group, Inc., 7.75%, 12/15/2016		985,000	997,312
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		225,000	232,875
PVH Corp., 7.375%, 5/15/2020		300,000	314,250
Regal Entertainment Group, 9.125%, 8/15/2018		250,000	252,500
Sabre Holdings Corp., 8.35%, 3/15/2016		375,000	317,812
Sears Holdings Corp., 6.625%, 10/15/2018		450,000	373,500
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	334,950
144A, 7.804%, 10/1/2020		535,000	537,081
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		190,000	198,075
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	461,125
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		350,000	355,250
Standard Pacific Corp.:
8.375%, 5/15/2018		375,000	329,062
10.75%, 9/15/2016		300,000	297,000
Toys "R" Us, Inc., 7.375%, 10/15/2018		330,000	295,350
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	252,200
Travelport LLC:
4.879% **, 9/1/2014		185,000	141,063
9.0%, 3/1/2016		250,000	200,625
11.875%, 9/1/2016		270,000	191,025
UCI International, Inc., 8.625%, 2/15/2019		165,000	160,050
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	882,838
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,285,000	1,310,700
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	78,625
144A, 7.875%, 11/1/2020		185,000	177,600
144A, 8.5%, 5/15/2021		105,000	89,775
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	280,000	372,054
144A, 9.75%, 4/15/2018	EUR	595,000	846,171
Valassis Communications, Inc., 6.625%, 2/1/2021		245,000	232,138
Videotron Ltd., 9.125%, 4/15/2018		310,000	338,675
Visant Corp., 10.0%, 10/1/2017		305,000	297,375
Visteon Corp., 144A, 6.75%, 4/15/2019		610,000	573,400
Wynn Las Vegas LLC:
7.75%, 8/15/2020		370,000	404,225
7.875%, 11/1/2017		950,000	1,035,500
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		240,000	250,800

			45,639,568
Consumer Staples 4.7%
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	176,231
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		240,000	222,600
B&G Foods, Inc., 7.625%, 1/15/2018		340,000	357,000
Central Garden & Pet Co., 8.25%, 3/1/2018		280,000	273,700
Constellation Brands, Inc., 8.375%, 12/15/2014		810,000	899,100
Darling International, Inc., 8.5%, 12/15/2018		620,000	671,150
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		995,000	987,537
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		225,000	232,313
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	320,925
NBTY, Inc., 9.0%, 10/1/2018		185,000	194,250
Rite Aid Corp.:
7.5%, 3/1/2017		25,000	24,313
8.0%, 8/15/2020		290,000	304,500
10.25%, 10/15/2019		160,000	167,600
Smithfield Foods, Inc.:
7.75%, 7/1/2017		940,000	983,475
10.0%, 7/15/2014		3,155,000	3,565,150
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		240,000	247,200
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		245,000	240,100
Tops Holding Corp., 10.125%, 10/15/2015		440,000	443,300
TreeHouse Foods, Inc., 7.75%, 3/1/2018		185,000	193,556
U.S. Foodservice, 144A, 8.5%, 6/30/2019		290,000	268,250

			10,772,250
Energy 9.9%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		184,000	183,540
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		500,000	488,750
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		165,000	162,525
7.25%, 10/1/2020		150,000	147,750
144A, 7.25%, 6/15/2021		265,000	261,025
8.75%, 8/1/2016		720,000	775,800
Berry Petroleum Co.:
6.75%, 11/1/2020		330,000	320,100
10.25%, 6/1/2014		325,000	364,000
Bill Barrett Corp., 9.875%, 7/15/2016		280,000	307,300
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		200,000	200,000
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		165,000	163,763
Bristow Group, Inc., 7.5%, 9/15/2017		335,000	341,700
Chaparral Energy, Inc., 8.25%, 9/1/2021		285,000	272,175
Chesapeake Energy Corp.:
6.875%, 11/15/2020		190,000	200,450
9.5%, 2/15/2015		65,000	73,450
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	412,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		165,000	169,950
8.5%, 12/15/2019		165,000	168,713
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		125,000	124,063
8.0%, 4/1/2017		830,000	882,912
8.25%, 4/1/2020		470,000	505,250
Continental Resources, Inc.:
7.125%, 4/1/2021		230,000	236,900
7.375%, 10/1/2020		245,000	254,800
8.25%, 10/1/2019		110,000	118,250
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,290,000	1,231,950
Crosstex Energy LP, 8.875%, 2/15/2018		425,000	439,875
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		585,000	573,300
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		390,000	382,200
El Paso Corp., 7.25%, 6/1/2018		405,000	448,721
Energy Transfer Equity LP, 7.5%, 10/15/2020		280,000	287,000
Frontier Oil Corp.:
6.875%, 11/15/2018		270,000	278,100
8.5%, 9/15/2016		140,000	147,700
Genesis Energy LP, 144A, 7.875%, 12/15/2018		335,000	323,275
Global Geophysical Services, Inc., 10.5%, 5/1/2017		475,000	480,937
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		180,000	181,800
Holly Energy Partners LP, 8.25%, 3/15/2018		410,000	424,350
HollyFrontier Corp., 9.875%, 6/15/2017		620,000	678,900
Inergy LP:
144A, 6.875%, 8/1/2021		110,000	105,600
7.0%, 10/1/2018		460,000	447,350
Linn Energy LLC:
144A, 6.5%, 5/15/2019		425,000	405,875
144A, 7.75%, 2/1/2021		465,000	474,300
MEG Energy Corp., 144A, 6.5%, 3/15/2021		325,000	325,000
Newfield Exploration Co., 7.125%, 5/15/2018		955,000	993,200
Niska Gas Storage US LLC, 8.875%, 3/15/2018		205,000	207,050
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		370,000	362,600
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		25,000	26,625
Plains Exploration & Production Co., 7.625%, 6/1/2018		465,000	477,788
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	622,912
Range Resources Corp., 6.75%, 8/1/2020		140,000	146,650
Regency Energy Partners LP:
6.875%, 12/1/2018		275,000	280,500
9.375%, 6/1/2016		650,000	711,750
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,125,000	1,113,750
7.5%, 11/30/2016		615,000	605,775
SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		410,000	399,750
144A, 8.0%, 6/1/2018		365,000	361,350
SESI LLC, 144A, 6.375%, 5/1/2019		335,000	328,300
Stone Energy Corp.:
6.75%, 12/15/2014		525,000	517,125
8.625%, 2/1/2017		390,000	388,050
Venoco, Inc., 8.875%, 2/15/2019		410,000	366,950
Xinergy Corp., 144A, 9.25%, 5/15/2019		240,000	225,600

			22,907,624
Financials 15.5%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		510,000	467,925
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	472,800
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		345,000	293,250
Ally Financial, Inc.:
6.25%, 12/1/2017		740,000	711,818
8.0%, 3/15/2020		870,000	878,700
8.3%, 2/12/2015		280,000	294,000
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		415,000	403,587
9.375%, 12/1/2017		560,000	593,600
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		325,000	233,188
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		756,840	730,351
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	444,150
Case New Holland, Inc.:
7.75%, 9/1/2013		1,110,000	1,168,275
7.875%, 12/1/2017		830,000	898,475
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		2,225,000	2,152,687
7.0%, 5/1/2015		700	697
144A, 7.0%, 5/4/2015		409,000	406,955
144A, 7.0%, 5/2/2017		1,370,000	1,352,875
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	522,225
E*TRADE Financial Corp.:
6.75%, 6/1/2016		410,000	418,200
12.5%, 11/30/2017 (PIK)		733,000	842,950
Felcor Lodging LP, (REIT), 144A, 6.75%, 6/1/2019		290,000	272,600
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		160,000	160,000
144A, 7.5%, 5/4/2020		293,000	301,790
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		585,000	567,748
5.875%, 8/2/2021		430,000	431,411
6.625%, 8/15/2017		465,000	486,806
8.125%, 1/15/2020		1,410,000	1,575,892
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		255,000	244,800
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	334,500
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	278,431	240
Hexion US Finance Corp., 8.875%, 2/1/2018		2,260,000	2,113,100
International Lease Finance Corp.:
5.75%, 5/15/2016		155,000	142,850
6.25%, 5/15/2019		390,000	352,966
8.625%, 9/15/2015		300,000	306,000
8.75%, 3/15/2017		1,365,000	1,402,537
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	600,850
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	928,200
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		290,000	275,500
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		415,000	395,288
National Money Mart Co., 10.375%, 12/15/2016		450,000	472,500
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		100,000	83,375
Nielsen Finance LLC, 11.5%, 5/1/2016		71,000	80,763
NII Capital Corp., 7.625%, 4/1/2021		235,000	239,700
Nuveen Investments, Inc.:
10.5%, 11/15/2015		425,000	410,125
144A, 10.5%, 11/15/2015		365,000	348,575
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		405,000	388,800
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		700,000	710,500
9.25%, 4/1/2015		785,000	798,737
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		760,000	706,800
144A, 7.125%, 4/15/2019		1,355,000	1,283,862
144A, 8.25%, 2/15/2021		155,000	130,588
144A, 8.5%, 10/15/2016		620,000	633,950
144A, 8.75%, 5/15/2018		100,000	89,250
144A, 9.0%, 4/15/2019		390,000	351,000
Susser Holdings LLC, 8.5%, 5/15/2016		215,000	224,675
Tomkins LLC, 144A, 9.0%, 10/1/2018		135,000	143,100
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	388,800
Tropicana Entertainment LLC, 9.625%, 12/15/2014 *		730,000	365
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		255,000	251,175
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,870,000	2,061,675
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,645,000	1,751,925

			35,730,026
Health Care 5.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		325,000	323,375
Community Health Systems, Inc., 8.875%, 7/15/2015		615,000	623,456
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		415,000	420,188
144A, 7.25%, 1/15/2022		415,000	423,300
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		805,000	792,925
HCA, Inc.:
6.5%, 2/15/2020		1,665,000	1,683,731
7.5%, 2/15/2022		1,245,000	1,232,550
7.875%, 2/15/2020		3,805,000	4,033,300
8.5%, 4/15/2019		270,000	294,300
9.875%, 2/15/2017		328,000	359,160
Mylan, Inc.:
144A, 7.625%, 7/15/2017		1,945,000	2,076,287
144A, 7.875%, 7/15/2020		190,000	203,300
STHI Holding Corp., 144A, 8.0%, 3/15/2018		240,000	228,000
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		320,000	304,800
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		545,000	535,463

			13,534,135
Industrials 11.8%
Accuride Corp., 9.5%, 8/1/2018		270,000	272,025
Actuant Corp., 6.875%, 6/15/2017		180,000	181,800
Aguila 3 SA, 144A, 7.875%, 1/31/2018		435,000	408,900
American Airlines, Inc., 144A, 7.5%, 3/15/2016 (b)		340,000	307,700
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		125,000	126,563
ARAMARK Corp., 8.5%, 2/1/2015		525,000	542,062
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		75,000	75,188
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		400,000	352,000
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		240,000	223,200
BE Aerospace, Inc.:
6.875%, 10/1/2020		275,000	281,875
8.5%, 7/1/2018		830,000	892,250
Belden, Inc.:
7.0%, 3/15/2017		185,000	185,000
9.25%, 6/15/2019		425,000	450,500
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		270,000	267,975
Bombardier, Inc., 144A, 7.75%, 3/15/2020		1,700,000	1,857,250
Briggs & Stratton Corp., 6.875%, 12/15/2020		275,000	275,688
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		785,000	755,562
Cenveo Corp.:
8.875%, 2/1/2018		1,005,000	814,050
144A, 10.5%, 8/15/2016		240,000	208,800
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		645,000	535,350
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		137,519	89,387
Corrections Corp. of America, 7.75%, 6/1/2017		475,000	504,687
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		117,000	119,925
Deluxe Corp., 144A, 7.0%, 3/15/2019		250,000	246,875
Ducommun, Inc., 144A, 9.75%, 7/15/2018		250,000	251,250
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	606,425
Esterline Technologies Corp., 7.0%, 8/1/2020		400,000	417,000
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		155,000	154,225
FTI Consulting, Inc., 6.75%, 10/1/2020		1,095,000	1,079,944
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	240,875
H&E Equipment Services, Inc., 8.375%, 7/15/2016		845,000	838,662
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	420,000	470,598
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		250,000	235,000
144A, 7.125%, 3/15/2021		85,000	79,900
Interline Brands, Inc., 7.0%, 11/15/2018		395,000	395,000
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		850,000	913,750
Kansas City Southern Railway Co., 8.0%, 6/1/2015		455,000	483,437
Meritor, Inc.:
8.125%, 9/15/2015		205,000	193,213
10.625%, 3/15/2018		225,000	230,063
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		530,000	431,950
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		205,000	179,375
Nortek, Inc., 144A, 8.5%, 4/15/2021		510,000	436,050
Oshkosh Corp.:
8.25%, 3/1/2017		95,000	97,613
8.5%, 3/1/2020		185,000	190,781
Owens Corning, Inc., 9.0%, 6/15/2019		455,000	535,043
Ply Gem Industries, Inc.:
8.25%, 2/15/2018		190,000	160,550
13.125%, 7/15/2014		355,000	355,000
RailAmerica, Inc., 9.25%, 7/1/2017		264,000	285,120
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		885,000	893,850
11.75%, 8/1/2016 (b)		130,000	136,825
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		170,000	175,950
Sitel LLC, 11.5%, 4/1/2018		350,000	297,500
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		330,000	329,175
7.5%, 10/1/2017		230,000	237,475
SPX Corp., 6.875%, 9/1/2017		250,000	260,625
The Geo Group, Inc., 7.75%, 10/15/2017		795,000	834,750
Titan International, Inc., 7.875%, 10/1/2017		1,230,000	1,291,500
TransDigm, Inc., 144A, 7.75%, 12/15/2018		500,000	508,750
Triumph Group, Inc.:
8.0%, 11/15/2017		80,000	82,600
8.625%, 7/15/2018		565,000	601,725
Tutor Perini Corp., 7.625%, 11/1/2018		435,000	382,800
United Rentals North America, Inc.:
9.25%, 12/15/2019		1,215,000	1,266,637
10.875%, 6/15/2016		590,000	646,050
USG Corp., 144A, 9.75%, 8/1/2014		200,000	196,500

			27,378,148
Information Technology 5.4%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		140,000	129,500
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		105,000	97,650
7.375%, 5/1/2018		460,000	463,450
Aspect Software, Inc., 10.625%, 5/15/2017		460,000	473,800
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,150,000	1,035,000
CDW LLC:
144A, 8.5%, 4/1/2019		415,000	384,912
11.0%, 10/12/2015		36,000	36,720
CommScope, Inc., 144A, 8.25%, 1/15/2019		665,000	658,350
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	226,775
Equinix, Inc.:
7.0%, 7/15/2021		335,000	340,025
8.125%, 3/1/2018		1,100,000	1,166,000
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		135,000	140,400
First Data Corp.:
144A, 7.375%, 6/15/2019		245,000	230,300
144A, 8.25%, 1/15/2021		565,000	483,075
144A, 8.875%, 8/15/2020		635,000	628,650
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,520,000	1,599,800
Jabil Circuit, Inc.:
5.625%, 12/15/2020		400,000	384,500
7.75%, 7/15/2016		135,000	149,175
MasTec, Inc., 7.625%, 2/1/2017		430,000	431,075
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		330,000	289,575
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		175,000	157,500
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		415,000	392,175
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		420,000	404,250
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		185,000	176,213
10.25%, 8/15/2015		1,395,000	1,422,900
10.625%, 5/15/2015		400,000	424,000
Unisys Corp., 144A, 12.75%, 10/15/2014		185,000	207,200

			12,532,970
Materials 15.8%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		155,000	142,600
APERAM:
144A, 7.375%, 4/1/2016		305,000	280,600
144A, 7.75%, 4/1/2018		365,000	337,625
Appleton Papers, Inc., 11.25%, 12/15/2015		106,000	103,350
Ball Corp.:
7.125%, 9/1/2016		1,420,000	1,526,500
7.375%, 9/1/2019		170,000	184,450
Berry Plastics Corp.:
4.999% **, 2/15/2015		1,965,000	1,847,100
8.25%, 11/15/2015		745,000	767,350
9.5%, 5/15/2018		235,000	216,200
9.75%, 1/15/2021		305,000	282,888
Boise Paper Holdings LLC, 8.0%, 4/1/2020		215,000	219,838
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		158,382	151,255
Celanese US Holdings LLC, 6.625%, 10/15/2018		260,000	275,600
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		635,000	608,806
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	517,575
Clondalkin Acquisition BV, 144A, 2.247% **, 12/15/2013		1,795,000	1,727,687
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	351,000
Crown Americas LLC:
144A, 6.25%, 2/1/2021		70,000	70,350
7.625%, 5/15/2017		1,590,000	1,697,325
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,770,000	1,685,925
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		335,000	329,975
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		180,000	179,550
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		428,424	385,582
10.0%, 3/31/2015		421,120	408,486
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,665,000	1,717,023
Graham Packaging Co., LP, 8.25%, 10/1/2018		190,000	191,425
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		90,000	94,500
9.5%, 6/15/2017		765,000	831,937
Greif, Inc., 7.75%, 8/1/2019		870,000	924,375
Hexcel Corp., 6.75%, 2/1/2015		405,000	412,087
Huntsman International LLC:
8.625%, 3/15/2020		455,000	473,200
8.625%, 3/15/2021		185,000	193,094
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		195,000	197,438
JMC Steel Group, 144A, 8.25%, 3/15/2018		240,000	234,600
Koppers, Inc., 7.875%, 12/1/2019		490,000	514,500
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		245,000	242,550
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		614,000	680,005
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		670,000	572,850
9.5%, 1/15/2021	EUR	255,000	315,025
Nalco Co., 144A, 6.625%, 1/15/2019		330,000	363,000
NewMarket Corp., 7.125%, 12/15/2016		495,000	504,900
Novelis, Inc.:
8.375%, 12/15/2017		1,190,000	1,228,675
8.75%, 12/15/2020		685,000	720,962
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	340,666
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		2,030,000	2,121,350
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	370,925
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		50,000	49,500
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		415,000	410,850
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		900,000	882,000
Radnor Holdings Corp., 11.0%, 3/15/2010 *		90,000	9
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		370,000	370,000
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,483,784
Silgan Holdings, Inc., 7.25%, 8/15/2016		845,000	883,025
Solo Cup Co., 10.5%, 11/1/2013		1,270,000	1,295,400
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		250,000	245,625
United States Steel Corp., 7.375%, 4/1/2020		595,000	563,762
Verso Paper Holdings LLC, 8.75%, 2/1/2019		90,000	71,775
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	550,450
Vulcan Materials Co., 6.5%, 12/1/2016		1,165,000	1,139,064
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) *		328,799	153,714

			36,641,662
Telecommunication Services 15.5%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		90,000	90,000
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,086,050
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,680,000	1,675,800
8.375%, 10/15/2020		1,360,000	1,339,600
8.75%, 3/15/2018		1,185,000	1,110,937
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		70,000	66,150
CPI International, Inc., 8.0%, 2/15/2018		180,000	162,000
Cricket Communications, Inc.:
7.75%, 5/15/2016		1,825,000	1,847,812
7.75%, 10/15/2020		2,415,000	2,149,350
10.0%, 7/15/2015		495,000	511,706
Crown Castle International Corp.:
7.125%, 11/1/2019		325,000	333,125
9.0%, 1/15/2015		560,000	603,400
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	339,200
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,015,000	2,015,000
ERC Ireland Preferred Equity Ltd., 144A, 8.535% **, 2/15/2017 (PIK)	EUR	269,218	1,934
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	229,040
7.875%, 4/15/2015		85,000	89,675
8.25%, 4/15/2017		500,000	520,000
8.5%, 4/15/2020		665,000	696,587
8.75%, 4/15/2022		85,000	87,125
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		920,000	883,200
144A, 7.5%, 4/1/2021		1,220,000	1,180,350
8.5%, 11/1/2019		835,000	866,312
11.25%, 6/15/2016		455,000	475,475
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,365,000	1,324,050
11.5%, 2/4/2017 (PIK)		2,325,468	2,258,611
144A, 11.5%, 2/4/2017 (PIK)		630,000	611,888
iPCS, Inc., 2.379% **, 5/1/2013		115,000	106,663
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		810,000	757,350
7.875%, 9/1/2018		580,000	587,975
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,990,000	1,977,562
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	186,000
Qwest Communications International, Inc.:
7.125%, 4/1/2018		3,380,000	3,549,000
8.0%, 10/1/2015		360,000	384,300
Qwest Corp., 8.375%, 5/1/2016		90,000	102,600
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		115,000	121,038
8.25%, 8/15/2019		150,000	158,625
Sprint Nextel Corp., 8.375%, 8/15/2017		870,000	911,325
Telesat Canada, 11.0%, 11/1/2015		1,230,000	1,320,712
West Corp.:
7.875%, 1/15/2019		190,000	181,450
8.625%, 10/1/2018		50,000	48,750
Windstream Corp.:
7.0%, 3/15/2019		340,000	333,200
7.5%, 4/1/2023		465,000	449,888
7.75%, 10/15/2020		250,000	255,000
7.875%, 11/1/2017		1,155,000	1,214,194
8.125%, 9/1/2018		535,000	555,063

			35,755,072
Utilities 4.5%
AES Corp.:
8.0%, 10/15/2017		255,000	267,750
8.0%, 6/1/2020		375,000	393,750
Calpine Corp.:
144A, 7.5%, 2/15/2021		640,000	646,400
144A, 7.875%, 7/31/2020		745,000	763,625
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,939,475
Edison Mission Energy, 7.0%, 5/15/2017		1,105,000	773,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		805,000	313,950
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		100,000	100,887
Ferrellgas LP, 6.5%, 5/1/2021		160,000	143,600
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		785,000	1,002,678
IPALCO Enterprises, Inc.:
144A, 5.0%, 5/1/2018		975,000	945,086
144A, 7.25%, 4/1/2016		185,000	198,277
NRG Energy, Inc.:
7.375%, 1/15/2017		1,145,000	1,179,350
144A, 7.625%, 1/15/2018		285,000	282,150
8.25%, 9/1/2020		285,000	287,850
Suburban Propane Partners LP, 7.375%, 3/15/2020		120,000	122,100
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		195,000	75,075

			10,435,503

Total Corporate Bonds (Cost $251,118,546)			251,326,958
Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.684% **, 10/15/2049 (Cost $998,609)		1,056,729	1,007,246
Government & Agency Obligations 9.5%
Other Government Related (c) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	856,998
Sovereign Bonds 9.2%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		565,000	615,850
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,544,145
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	795	240
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,296,750
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	198,275
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,395,000	1,440,337
144A, 7.375%, 2/11/2020		1,450,000	1,684,175
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,614,850
Republic of Poland, 6.375%, 7/15/2019		2,550,000	2,929,950
Republic of South Africa, 6.875%, 5/27/2019		185,000	227,550
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		685,000	909,338
9.25%, 5/17/2017		1,825,000	2,427,250
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	768,450
Russian Federation:
144A, 5.0%, 4/29/2020		1,345,000	1,429,063
REG S, 7.5%, 3/31/2030		1,812,802	2,168,655

			21,254,878

Total Government & Agency Obligations (Cost $19,695,687)			22,111,876
Loan Participations and Assignments 6.1%
Senior Loans ** 5.1%
Buffets, Inc., Letter of Credit, First Lien, 7.496%, 4/22/2015		47,642	28,347
Charter Communications Operating LLC, New Term Loan, 7.25%, 3/6/2014		26,525	26,547
Clear Channel Communications, Inc., Term Loan B, 3.871%, 1/28/2016		848,342	639,705
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,470,000	1,394,295
Dunkin' Brands, Inc., Term Loan B, 4.0%, 11/23/2017		517,403	500,373
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.221%, 3/26/2014		1,251,920	920,787
Letter of Credit, 2.246%, 3/26/2014		77,416	56,939
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		594,000	561,330
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		495,000	486,338
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		368,150	360,787
Telesat Canada:
Term Loan I, 3.23%, 10/31/2014		1,388,408	1,326,582
Term Loan II, 3.23%, 10/31/2014		119,262	113,951
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,462,839	4,311,594
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		498,750	482,957
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		404,875	244,611
VML US Finance LLC:
Delayed Draw Term Loan B, 4.73%, 5/25/2012		111,743	111,045
Term Loan B, 4.73%, 5/27/2013		193,456	191,925

			11,758,113
Sovereign Loans 1.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,419,625
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	998,262

			2,417,887

Total Loan Participations and Assignments (Cost $14,958,154)			14,176,000
Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		235,000	293,456
Sonic Automotive, Inc., 5.0%, 10/1/2029		100,000	125,875

Total Convertible Bonds (Cost $335,250)			419,331
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $439,725)		675,000	509,625

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $15,000)	15	15,000

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	8,911	22,278
Dex One Corp.*	2,638	3,746
Postmedia Network Canada Corp.*	5,121	77,131
SuperMedia, Inc.*	493	1,045
Trump Entertainment Resorts, Inc.*	32	583
Vertis Holdings, Inc.	294	5,216

		109,999
Industrials 0.0%
Congoleum Corp.*	395,000	0
Quad Graphics, Inc.	317	6,575

		6,575
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552

		6,608

Total Common Stocks (Cost $1,583,099)		123,182
Preferred Stock 0.1%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $378,187)	415	315,802
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	100
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	400	2,909

Total Warrants (Cost $87,876)		3,009
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $867,755)	867,755	867,755
Cash Equivalents 2.6%
Central Cash Management Fund, 0.09% (d) (Cost $5,936,529)	5,936,529	5,936,529

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $296,414,417) †	128.3	296,812,313
Other Assets and Liabilities, Net	2.1	4,726,978
Notes Payable	(30.4)	(70,247,303)

Net Assets	100.0	231,291,988

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	290,000	USD	292,813	148
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	278,431	EUR	79,885	240
Radnor Holdings Corp.*	11.0%	3/15/2010	90,000	USD	79,463	9
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	404,875	USD	404,622	244,611
Tropicana Entertainment LLC*	9.625%	12/15/2014	730,000	USD	547,250	365
Wolverine Tube, Inc.*	15.0%	3/31/2012	328,799	USD	328,955	153,714
					1,732,988	399,087

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2011.

†
The cost for federal income tax purposes was $297,146,272.  At August 31, 2011, net unrealized depreciation for all securities based on tax cost was $333,959.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,403,825 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,737,784.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $828,300, which is 0.4% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At August 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	1,285,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	83,095	(6,395)	89,490
6/21/2010 9/20/2015	1,555,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	100,027	(35,560)	135,587
Total unrealized appreciation					225,077

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America

As of August 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	203,437	EUR	142,100	9/15/2011	650	JPMorgan Chase Securities, Inc.
EUR	66,900	USD	96,267	9/15/2011	184	Citigroup, Inc.
USD	43,667	EUR	30,500	9/15/2011	138	Citigroup, Inc.
Total unrealized appreciation					972

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	2,372,800	USD	3,374,986	9/15/2011	(32,879)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$250,443,494	$883,464	$251,326,958
Commercial Mortgage-Backed Securities	—	1,007,246	—	1,007,246
Government & Agency Obligations	—	22,111,876	—	22,111,876
Loan Participations and Assignments	—	14,176,000	—	14,176,000
Convertible Bonds	—	419,331	—	419,331
Preferred Securities	—	509,625	—	509,625
Other Investments	—	—	15,000	15,000
Common Stocks(h)	110,775	—	12,407	123,182
Preferred Stock	—	315,802	—	315,802
Warrants(h)	—	—	3,009	3,009
Short-Term Investments(h)	6,804,284	—	—	6,804,284
Derivatives(i)	—	226,049	—	226,049
Total	$6,915,059	$289,209,423	$913,880	$297,038,362

Liabilities
Derivatives(i)	$—	$(32,879)	$—	$(32,879)
Total	$—	$(32,879)	$—	$(32,879)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Other Investments	Common Stocks	Preferred Stocks		Warrants	Total
Balance as of November 30, 2010	$1,228,821		$15,000	$7,191	$89,287		$3,810	$1,344,109
Realized gain (loss)	(1,327,130)		—	—	—		—	(1,327,130)
Change in unrealized appreciation (depreciation)	1,353,370		0	2,508	—		(801)	1,355,077
Amortization premium/discount	9,798		—	—	—		—	9,798
Net purchases (sales)	(50,392)		—	2,708	—		—	(47,684)
Transfers into Level 3	—		—	—	—		—	—
Transfers (out) of Level 3	(331,003	)(j)	—	—	(89,287	)(j)	—	(420,290)
Balance as of August 31, 2011	$883,464		$15,000	$12,407	—		$3,009	$913,880
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2011	$9,077		$0	$2,508	$—		$(801)	$10,784
Transfers between price levels are recognized at the beginning of the reporting period.
(j)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$225,077	$—
Foreign Exchange Contracts	$—	$(31,907)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011